Segment disclosure - Narrative (Detail) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) customer Segment	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) customer
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	1
Total net sales	€ 27,558.5	€ 21,173.4	€ 18,611.0
Number of largest customers | customer	3
Accounts receivables and finance receivables of three largest customers based on net sales	€ 3,700.0	€ 5,300.0	€ 3,900.0
Accounts receivables and finance receivables of three largest customers based on net sales, percentage	64.40%	78.60%	83.70%
Increase in net system sales	€ 6,400.0
Increase in net system sales in percentage	30.20%
Revenue benchmark | Customer concentration risk
Segment Reporting Information [Line Items]
Number of largest customers | customer	2		2
Total net sales	€ 14,900.0	€ 11,800.0	€ 12,500.0
Revenue benchmark | Customer concentration risk | Two customers
Segment Reporting Information [Line Items]
Net sales revenue from largest customer as percentage	53.90%	55.80%	67.20%